Basis of preparation Summary of adjustments arising form application of IFRS 9 (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure of notes and other explanatory information [Abstract]
IFRS 9 'Financial Instruments'
Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction
In May 2021, the International Accounting Standards Board issued targeted amendments to IAS 12, Income Taxes. The amendments are effective for annual periods beginning on or after January 1, 2023, although earlier application is permitted. With a view to reducing diversity in reporting, the amendments will clarify that companies are required to recognize deferred taxes on transactions where both assets and liabilities are recognized, such as with leases and asset retirement (decommissioning) obligations. Based upon our current facts and circumstances, we do not expect our financial performance or disclosure to be materially affected by the application of the amended standard.
IFRSs not yet adoptedAt the date of authorization of these financial statements, except as disclosed in Note 2, there are no Standards and Interpretations relevant to the Company which are in issue but not yet effective.